Guarantees and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Hotel	Dec. 31, 2010 Hotel	Dec. 31, 2009 Hotel	Dec. 31, 2011 Starwood	Jan. 31, 2005 Contingent Consideration Hotel	Dec. 31, 2011 Indemnification Agreement	Dec. 31, 2011 Environmental Remediation Expense Starwood Property	Dec. 31, 2011 Municipal Bonds
Commitments and Contingencies Disclosure [Line Items]
Aggregate contingent liabilities relating to our former restaurant business	$ 14
Guarantee obligation amount								14.7
Debt maturity date								2027
Hotel sold that are still contingently liable for ground lease	1	2	6		2
Future minimum lease payments	1,660					13
Number of properties							2
Environmental liabilities				$ 3